Trade payables and other current liabilities - Disclosure of Trade And Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses - clinical trials	€ 1,532	€ 1,620
Other trade payables	5,574	6,150
Total trade and other payables	€ 7,106	€ 7,770